Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Rental Expenses	$ 299	$ 299	$ 298
Depreciation	$ 653	$ 625	$ 567